NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator used in basic and diluted net income per common share:
Net income attributable to Pactera Technology International Ltd. Shareholders	$ 7,837	$ 2,590	$ 17,901
Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per common share	81,942,795	47,547,307	40,596,429
Plus incremental weighted average common shares from assumed exercise of share options and vesting of nonvested shares using treasury stock method and shares issuable in connection with business acquisition	3,010,251	1,896,853	2,359,862
Weighted average common shares outstanding used in computing basic net income per common share	84,953,046	49,444,160	42,956,291
Net income per common share attributable to shareholders of Pactera Technology International Ltd. - Basic (in dollars per share)	$ 0.10	$ 0.05	$ 0.44
Net income per common share attributable to shareholders of Pactera Technology International Ltd. - Diluted (in dollars per share)	$ 0.09	$ 0.05	$ 0.42